Revenue and expenses (Narrative) (Details) $ in Millions		12 Months Ended
	Jan. 09, 2026 USD ($)	Dec. 31, 2025 USD ($) Share	Dec. 31, 2024 USD ($) Share	Apr. 12, 2025 USD ($)
Revenue and Expenses [Line Items]
Variable consideration adjustment		$ 9.9	$ (3.8)
Stock options granted | Share		828,720	902,874
Employee share purchase plan, matching contribution, percentage		75.00%	75.00%
Past service costs		$ 0.0	$ 4.3
Other expenses		7.8	57.4
Insurance recovery		25.0
Write-down/loss on disposal of PP&E		3.5	27.4
Impairment reversal		$ 322.3	$ 0.0
Manitoba [Member]
Revenue and Expenses [Line Items]
Profit sharing plan, percentage		10.00%	10.00%
Past service costs			$ 4.3
Other expenses		$ (8.8)	$ 15.8
Peru [Member]
Revenue and Expenses [Line Items]
Profit sharing plan, percentage		8.00%	8.00%
Other expenses		$ 16.2	$ 15.7
Arizona [Member]
Revenue and Expenses [Line Items]
Other expenses		0.9	8.3
Write-down/loss on disposal of PP&E			8.1
Recoverable amount of CGU				$ 2,000.0
Recoverable amount in excess of carrying value				$ 784.4
Impairment reversal		$ 322.3
British Columbia [Member]
Revenue and Expenses [Line Items]
Write-down/loss on disposal of PP&E			7.2
Loss on replacement and disposal of equipment			$ 7.8
Bottom of range [Member]
Revenue and Expenses [Line Items]
Employee share purchase plan, contributions, percentage of pre-tax base salary		1.00%	1.00%
Top of range [Member]
Revenue and Expenses [Line Items]
Employee share purchase plan, contributions, percentage of pre-tax base salary		10.00%	10.00%
Wildfire evacuation costs [Member]
Revenue and Expenses [Line Items]
Other expenses		$ 4.4	$ 0.0
Care & maintenance - Manitoba [Member]
Revenue and Expenses [Line Items]
Other expenses		13.2	$ 14.6
Copper World, Inc [Member] | Mitsubishi Corporation [Member] | Events after reporting period [Member]
Revenue and Expenses [Line Items]
Percentage of non-controlling interest	30.00%
Proceeds from sale of minority interest	$ 420.0
Future proceeds from sale of minority interest	$ 180.0
Harmony Gold (Australia) PTY Limited [Member]
Revenue and Expenses [Line Items]
Consideration received from sale of non-core project		$ 14.9